Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	Assure Holdings Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001798270
Amendment Flag	false